Revenue from contracts with customers (Details) - Schedule of balances of contract assets and liabilities - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Balances Of Contract Assets And Liabilities Abstract
Receivables	S/ 894,571	S/ 773,575
Unbilled receivables	907,880	744,363
Guarantee deposits	194,885	139,019
Advances received from customers	S/ (365,730)	S/ (322,680)